Share capital (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended				For the nine months ended
$ millions, except number of shares		2024 Jul. 31	2023 Jul. 31			2024 Jul. 31		2023 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	943,002,419	$16,813	917,769,363	$15,389	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	204,180	12	340,410	17	897,057	49	533,234	26
Shareholder investment plan (2)	651,277	45	5,197,202	294	10,462,890	652	15,281,015	862
Employee share purchase plan	688,578	46	805,620	46	2,146,385	136	2,254,186	132
	944,546,454	$16,916	924,112,595	$15,746	944,605,273	$16,919	924,108,532	$15,746
Treasury shares	43,463	3	(78,660)	(4)	(15,356)	–	(74,597)	(4)
Balance at end of period	944,589,917	$16,919	924,033,935	$15,742	944,589,917	$16,919	924,033,935	$15,742
(1)	2023 includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on July 29, 2024, common shares received by participants under the Shareholder investment plan were issued from Treasury without a discount. Previously, common shares received by participants under the “Dividend Reinvestment Option” or “Stock Dividend Option” portions of the Shareholder investment plan were issued from Treasury at a
2
% discount to the Average Market Price as defined in the Shareholder investment plan.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2024 Jul. 31	2023 Oct. 31
Common Equity Tier 1 (CET1) capital		$43,784	$40,327
Tier 1 capital	A	48,751	45,270
Total capital		56,145	52,119
Total risk-weighted assets (RWA)	B	329,202	326,120
CET1 ratio		13.3%	12.4%
Tier 1 capital ratio		14.8%	13.9%
Total capital ratio		17.1%	16.0%
Leverage ratio exposure	C	$1,133,983	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$99,150	$100,176
TLAC ratio	D/B	30.1%	30.7%
TLAC leverage ratio	D/C	8.7%	9.3%